EMPLOYEE SEVERANCE BENEFITS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Contribution Plan Disclosure [Line Items]
Amount of severance payment expenses		$ 431	$ 275	$ 261
Contribution Plan		$ 292	$ 257	$ 185
Subsequent Event [Member]
Defined Contribution Plan Disclosure [Line Items]
Contribution Plan	$ 308